Other Income (Tables)	12 Months Ended
Mar. 31, 2024
Other Income [Abstract]
Schedule of Other Income

Other income consists of the followings:

	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Government subsidies (note a)	17,010	257,074	—	—
Exchange difference on foreign currency translation	—	9,720	—	—
Loan interest income from WSL (note 10)	—	—	40,000	5,111
Others	1,054	259	1,800	230
	18,064	267,053	41,800	5,341

(a)      The government subsidies were granted by the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.